Reverse Merger and Recapitalization (Details) - USD ($)		12 Months Ended
	May 15, 2019	Dec. 31, 2019
Former Parent [Member]
Reverse Merger And Recapitalization (Textual)
Cash paid for acquisition	$ 3,500,000
Debt assumed after merger	10,000,000
Accrued interest assumed after merger	$ 992,877
Stock issued for merger	600,000
Stock issued for reverse capitalization	11,492,999
Reverse merger and recapitalization, description	All of AEM capital stock outstanding immediately prior to the merger was exchanged for (i) 11,602,754 shares of AESE common stock, (ii) warrants for the purchase of 3,800,003 shares of AESE common stock with an exercise price of $11.50 per share, and (iii) 3,846,153 contingent shares to be issued if the last exchange-reported sales price of AESE common stock equals or exceeds $13.00 per share for any thirty consecutive days during the five year period commencing on the Closing Date.
Aggregate amount	$ 32,672,622
Issuance of common stock	2,928,679
Agreement [Member]
Reverse Merger And Recapitalization (Textual)
Issuance of common stock		3,528,679
BRAC [Member]
Reverse Merger And Recapitalization (Textual)
Issuance of common stock		7,964,320